Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes
15. Income Taxes
The Company estimates an annual effective tax rate of 0% for the year ended December 31, 2023 as the Company incurred losses for the nine month period ended September 30, 2023 and is forecasting an estimated net loss for both financial statement and tax purposes for the year ended December 31, 2023. Therefore, no federal or state income taxes are expected and none have been recorded at this time. Income taxes have been accounted for using the liability method in accordance with FASB ASC 740.
Due to the Company’s history of losses since inception, there is not enough evidence at this time to support that the Company will generate future income of a sufficient amount and nature to utilize the benefits of its net deferred tax assets. Accordingly, the deferred tax assets have been reduced by a full valuation allowance, since the Company cannot currently support that realization of its deferred tax assets is more likely than not.
At September 30, 2023, the Company had no unrecognized tax benefits that would reduce the Company’s effective tax rate if recognized.

18. Income Taxes
A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2022		2021
Statutory federal income tax benefit	$(3,248,385)	21%	$(2,182,128)	21%
Permanent items	2,117,591	(14)%	258,449	(2)%
State taxes, net of federal tax benefit	(327,095)	2%	(317,955)	3%
Change in valuation allowance	1,435,042	(9)%	1,817,277	(17)%
Change in state tax rate	13,055	—%	18,481	—%
Other	9,792	—%	(3,582)	—%

Effective tax rate	$—	—%	$(409,458)	4%

The components of income tax provision (benefit) are as follows:

	As of December 31,
	2022	2021
Federal:
Current	$—	$—
Deferred	—	(360,150)
State and Local:
Current	—	—
Deferred	—	(49,308)

Total	$—	$(409,458)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets (liabilities):
Net operating loss carryforwards	$3,744,512	$2,950,020
Contribution carryforwards	20,837	16,222
Stock-based compensation	25,216	17,989
Accrual to cash adjustment	482,109	255,440
Intangible assets	—	97,979
Lease Liabilities	119,971	—
Right of use assets	(71,024)	—
Capitalized R&D costs (Sec. 174)	451,195	—
Other	696	820

	4,773,512	3,338,470
Valuation allowance	(4,773,512)	(3,338,470)

Deferred tax assets, net of allowance	$—	$—

As of December 31, 2022, the Company had federal and state net operating loss carryforwards of approximately $15,325,300 and $9,175,400, respectively. As of December 31, 2021, the Company had federal and state net operating loss carryforwards of approximately $11,863,100 and $7,911,700, respectively. Federal losses of $124,500 begin to expire in 2036 and $15,200,800 of the federal losses carryforward indefinitely. State losses of $7,357,300 begin to expire in 2031 and $1,818,100 of the state losses carryforward indefinitely. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.
The Company has determined, based upon available evidence, that it is more likely than not that all of the net deferred tax assets will not be realized and, accordingly, has provided a full valuation allowance against its net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.
The Company has determined that it had no material uncertain tax benefits for the year ended December 31, 2022 and 2021. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in interest expense and penalties in operating expense. No amounts were accrued for the payment of interest and penalties at December 31, 2022, and 2021.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2022, open years related to all jurisdictions are 2022, 2021, 2020, 2019, 2018, 2017, and 2016.
The Company has no open tax audits with any taxing authority as of December 31, 2022.

7GC Co Holdings INC [Member]
Income Taxes
Note
10-Income
Taxes
The Company’s general and administrative costs are generally considered start-up
costs and are not currently deductible.

The income tax (benefit) provision consists of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$558,171	$—
State	207,383	—
Deferred
Federal	(980,668)	(558,031)
State	—	—
Valuation allowance	980,668	558,031

Income tax provision	$765,554	$—

The Company’s net deferred tax asset is summarized as follows:

	December 31,
	2022	2021
Deferred tax assets:
Start-up/Organization costs	$2,068,988	$530,288
Net operating loss carryforwards	49,118	49,118

Total deferred tax assets	2,118,106	579,406
Valuation allowance	(2,118,106)	(579,406)

Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of a deferred tax asset is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax asset and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the valuation allowance increased by approximately $981,000 and approximately $558,000, respectively.
As of December 31, 2022, there were no federal net operating loss carryovers to offset future taxable income. The net operating loss carryovers were fully utilized. As of December 31, 2021, the Company had approximately $234,000 of U.S. federal net operating loss carryovers, which do not expire, available to offset future taxable income.
There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or
m
aterial deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes	7.0%	0.0%
Change in fair value of derivative warrant liabilities	-28.1%	-25.8%
Change in rate on deferred tax asset	-1.8%	0.0%
Change in valuation allowance	9.5%	4.8%

Effective tax rate	7.6%	0.0%